Expense Example - PIMCO International Bond Fund US Dollar-Hedged	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	I-3 1 Year	I-3 3 Years	I-3 5 Years	I-3 10 Years	Administrative 1 Year	Administrative 3 Years	Administrative 5 Years	Administrative 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years
USD ($)	53	167	291	653	63	199	346	774	68	225	396	890	79	246	428	954	465	657	865	1,464	270	526	907	1,976	119	372	644	1,420